SHARE BASED PAYMENTS (Schedule of Outstanding Units Activity) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,124,519	961,871
Granted, other units	55,245	162,648
Units paid out in cash, other units	(374,709)
Outstanding, other than options, ending	805,055	1,124,519
Outstanding, beginning balance, fair value	$ 9,239,000	$ 3,918,000
Fair Value, granted, other units	347,000	383,000
Fair Value, Paid in Cash, other units	(3,436,000)
Fair value,Change in fair value, other units	(3,013,000)	4,938,000
Outstanding, ending balance, fair value	$ 3,137,000	$ 9,239,000
Cash Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,367,490	392,435
Granted, other units	677,250	1,056,207
Forfeited or cancelled, other units	(155,942)
Units paid out in cash, other units	(618,357)	(81,152)
Assumed on acquisition, other units	328,254
Transferred from equity to cash settled, other units	260,444
Outstanding, other than options, ending	1,859,139	1,367,490
Outstanding, beginning balance, fair value	$ 5,392,000	$ 1,157,000
Fair Value, granted, other units	4,111,000	2,489,000
Fair value, forfeited or cancelled, other units	(54,000)
Fair Value, Paid in Cash, other units	(2,484,000)	(257,000)
Fair value, Assumed on acquisition	1,590,000
Fair value,Change in fair value, other units	(3,052,000)	2,003,000
Outstanding, ending balance, fair value	5,503,000	$ 5,392,000
Less: current portion	(4,066,000)
Non-current portion	$ 1,437,000
Equity Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,533,366	1,166,912
Granted, other units		815,220
Forfeited or cancelled, other units	(64,589)
Units paid out in cash, other units	(655,267)	(448,766)
Assumed on acquisition, other units	1,091,395
Transferred from equity to cash settled, other units	(260,444)
Outstanding, other than options, ending	1,644,461	1,533,366
Cash Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed on acquisition, other units	515,008
Outstanding, other than options, ending	515,008
Fair value, Assumed on acquisition	$ 2,390,000
Fair value,Change in fair value, other units	714,000
Outstanding, ending balance, fair value	$ 3,104,000
Equity Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	839,170	1,274,450
Granted, other units	1,196,012
Forfeited or cancelled, other units	(206,798)	(191,498)
Units paid out in cash, other units	(491,185)	(243,782)
Assumed on acquisition, other units	508,688
Outstanding, other than options, ending	1,845,887	839,170